CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM
Investment objective
The fund’s investment objective is to seek long-term growth and preservation of capital with lower volatility of returns than emerging market equities.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM Share class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM Share class
Management fees	1.00%
Distribution and/or service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	1.15%
Expense reimbursement	0.05%	[1]
Total annual fund operating expenses after expense reimbursement	1.10%
[1]	The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least January 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM | Share class | USD ($)	112	360	628	1,393

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal investment strategies

The fund will invest primarily in common stocks, other equity securities and bonds that are: (1) from issuers in developing countries, (2) principally traded in an emerging market, (3) deemed by the investment adviser to be suitable investments for the fund due to significant economic exposure (e.g., through assets, revenues or profits) to developing countries or (4) denominated in a currency of a developing country. The securities markets of developing countries may be referred to as emerging markets. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. These securities are discussed more fully under “Investment objective, strategies and risks.”

In determining whether an issuer is in a developing country, the fund’s investment adviser will consider such factors as where the issuer is domiciled and the location of the issuer’s principal place of business. The investment adviser will deem an issuer to have significant economic exposure to developing countries if it has at least 50% of its assets in developing countries or derives, or in the opinion of the investment adviser is expected to derive, at least 50% of its total revenue or profit from goods or services produced in or sales made in developing countries.

In determining whether a country is a developing country, the fund’s investment adviser will consider such factors as whether the country is generally considered to be a developing country by the international financial community, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

Countries that are currently considered by the fund’s investment adviser to be developing countries include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Malaysia, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Saudi Arabia, Senegal, Slovakia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may invest without limitation in common stocks and bonds. The mix of common stocks and bonds held by the fund will depend on the investment adviser’s assessment of market conditions and the asset mix it believes most appropriate to seek to achieve the fund’s objective. The fund seeks to achieve its objective of preserving capital with lower volatility of returns than emerging market equities by allocating a portion of its assets to bonds and other debt securities of emerging market issuers.

The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalization of $4.0 billion and below at the time of purchase). The fund also invests in other equity securities including preferred stocks, convertible preferred stocks and convertible bonds. The fund invests in bonds and other debt securities with a range of maturities. The fund may invest in both investment grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser) and in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such lower quality securities are sometimes referred to as “junk bonds.” The fund may invest in securities with the lowest rating by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested. The mandate manager and the equity investment management group of the fund’s investment adviser determine the portfolio managers for the fund and oversee the allocation of assets among the fund’s managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The JP Morgan Emerging Markets Bond Index - Global and the JP Morgan Government Bond Index - Emerging Markets Global Diversified reflect the bond market sectors in which the fund invests. The emerging markets blended market universe, which blends the MSCI Emerging Markets IMI Index, JP Morgan Emerging Markets Bond Index - Global and JP Morgan Government Bond Index - Emerging Markets Global Diversified by weighting their cumulative total returns at 50%, 25% and 25%, respectively, reflects the stock and bond market sectors in which the fund invests. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalguardian.com/ETOP.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund.

Calendar year total returns for fund shares

Highest/Lowest quartery results during this period were:
Highest  5.17% (quarter ended June 30, 2014)
Lowest  -10.28% (quarter ended September 30, 2015)
The fund's total return for the nine months ended September 30, 2016, was 10.92%.

Average annual total returns For the periods ended December 31, 2015:
Average Annual Returns - CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND SM	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Share class	Before taxes	(11.03%)	(2.26%)	Jan. 27, 2012
After Taxes on Distributions | Share class	After taxes on distributions	(10.89%)	(2.60%)
After Taxes on Distributions and Sale of Fund Shares | Share class	After taxes on distributions and sale of fund shares	(6.11%)	(1.68%)
MSCI Emerging Markets IMI Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	MSCI Emerging Markets IMI Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	(13.86%)	(3.04%)	Jan. 27, 2012
JP Morgan Emerging Markets Bond Index – Global (reflects no deductions for account fees, expenses or U.S. federal income taxes)	JP Morgan Emerging Markets Bond Index - Global (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.23%	3.97%	Jan. 27, 2012
JP Morgan Government Bond Index – Emerging Markets Global Diversified (reflects no deductions for account fees, expenses or U.S. federal income taxes)	JP Morgan Government Bond Index - Emerging Markets Global Diversified (reflects no deductions for account fees, expenses or U.S. federal income taxes)	(14.92%)	(5.67%)	Jan. 27, 2012
Emerging markets blended market universe (reflects no deductions for account fees, expenses or U.S. federal income taxes)	Emerging markets blended market universe (reflects no deductions for account fees, expenses or U.S. federal income taxes)	(10.40%)	(1.89%)	Jan. 27, 2012

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).